Quarterly Statement of Investments | See Notes to Statement of Investments.

a See Note 5 regarding holdings of 5% voting securities.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
October 31, 2013, the aggregate value of these securities was $256,106,142, representing 24.19% of net assets.
c Non-income producing.
d See Note 4 regarding restricted securities.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Currency

CAD - Canadian Dollar
GBP - British Pound
USD - United States Dollar

Franklin Gold and Precious Metals Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Banro Corp. (CAD Traded)	7,007,000	3,300,000	-	10,307,000	$ 8,499,803	$ -	$ -
Banro Corp. (USD Traded)	3,000,000	-	-	3,000,000	2,487,900	-	-
Banro Corp., 144A	7,210,000	-	-	7,210,000	5,945,822	-	-
Chalice Gold Mines Ltd.	31,072,008	-	-	31,072,008	4,701,568	-	-
Eastern Platinum Ltd.	55,983,024	12,000,000	-	67,983,024	3,911,379	-	-
Eastern Platinum Ltd., 144A	7,430,600	-	-	7,430,600	427,517	-	-
Guyana Goldfields Inc.	5,077,600	-	-	5,077,600	11,880,274	-	-
Guyana Goldfields Inc., 144A	6,070,000	-	-	6,070,000	14,202,235	-	-
INV Metals Inc., 144A	37,650,000	-	-	37,650,000	1,083,090	-	-
Kula Gold Ltd.	11,101,016	-	-	11,101,016	1,154,805	-	-
Lion One Metals Ltd.	1,000,000	-	-	1,000,000	278,084	-	-
Lion One Metals Ltd., 144A	2,935,000	-	-	2,935,000	816,177	-	-
Nevsun Resources Ltd.	1,000,000	-	500,000	500,000	1,821,930	-	830,114
Nevsun Resources Ltd., 144A	13,453,700	-	1,750,000	11,703,700	42,646,651	-	2,037,264
Platinum Group Metals Ltd.	25,214,320	-	-	25,214,320	29,255,720	-	-
Platinum Group Metals Ltd., 144A	10,776,000	-	-	10,776,000	12,503,198	-	-
Red 5 Ltd.	8,361,661	78,000,000	-	86,361,661	8,918,607	-	-
Romarco Minerals Inc.	24,018,400	-	-	24,018,400	8,636,813	-	-
Romarco Minerals Inc., 144A	12,717,600	-	-	12,717,600	4,573,141	-	-
RTG Mining Inc.	4,791,186	-	-	4,791,186	367,545	-	-
RTG Mining Inc., 144A	23,977,900	-	-	23,977,900	1,839,412	-	-
St. Augustine Gold and Copper Ltd.	7,636,836	-	-	7,636,836	- *	-	-
St. Augustine Gold and Copper Ltd., 144A	16,383,333	-	-	16,383,333	- *	-	-
St. Barbara Ltd.	29,088,151	-	-	29,088,151	13,204,159	-	-
Volta Resources Inc.	5,339,200	-	-	5,339,200	1,919,931	-	-
Volta Resources Inc., 144A	4,887,000	-	-	4,887,000	1,757,324	-	-
Total Affiliated Securities (Value is 17.27% of Net Assets)					$ 182,833,085	$ -	$ 2,867,378

*As of October 31, 2013, no longer an affiliate.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

a Includes common stocks as w ell as other equity investments.
bIncludes securities determined to have no value at October 31, 2013.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson